FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 17,755	£ 23,123
Debt securities and other liabilities designated at fair value through profit or loss	5,178	6,541
Losses before tax	(519)	86	£ 75
Fair value assets £m	24,753	22,051
Derivative liabilities	£ (24,042)	(18,060)
Debt instrument interest rate increase (decrease) (in percent)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 61	£ 63
Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 51
Expected volatility, share options granted (in percent)	17.00%	13.00%
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 188
Expected volatility, share options granted (in percent)	105.00%	168.00%
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in loss given default (in percent)	10.00%
Increase (decrease) in valuation adjustment	£ 73
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 109
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 13
Increase (decrease) in cost of funds (in percent)	0.10%
Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Total financial assets carried at fair value, excluding derivatives	£ 203,763	£ 234,908